Share-based payments	12 Months Ended
Mar. 31, 2024
Disclosure Of Share based Payment Arrangement [Abstract]
Share-based payments

28.

Share-based payments

Dr. Reddy’s Employees Stock Option Scheme, 2002 (the “DRL 2002 Plan”):

The Company instituted the DRL 2002 Plan for all eligible employees pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on September 24, 2001. The DRL 2002 Plan covers all employees and directors (excluding promoter directors) of the parent company and its subsidiaries (collectively, “eligible employees”). The Nomination, Governance and Compensation Committee of the Board of the parent company (the “Committee”) administers the DRL 2002 Plan and grants stock options to eligible employees. The Committee determines which eligible employees will receive options, the number of options to be granted, the exercise price, the vesting period and the exercise period. The vesting period is determined for all options issued on the date of grant. The options issued under the DRL 2002 Plan vest in periods ranging between one
and four years and generally have a maximum contractual term of five years from
the
vesting date
.

The DRL 2002 Plan, as amended at annual general meetings of shareholders held on July 28, 2004 and on July 27, 2005, provides for stock option grants in two categories:

Category A
: 300,000 stock options out of the total of 2,295,478 options reserved for grant having an exercise price equal to the fair market value of the underlying equity shares on the date of grant; and

Category B
: 1,995,478 stock options out of the total of 2,295,478 options reserved for grant having an exercise price equal to the par value of the underlying equity shares (i.e., Rs.5 per option).

Under the DRL 2002 Plan, the exercise price of the fair market value options granted under Category A above is determined based on the average closing price for 30 days prior to the grant in the stock exchange where there is highest trading volume during that period. Notwithstanding the foregoing, the Committee may, after obtaining the approval of the shareholders in the annual general meeting, grant options with a per share exercise price other than fair market value and par value of the equity shares.

After the stock split effected in the form of a stock dividend issued by the Company in August 2006, the DRL 2002 Plan provides for stock option grants in the above two categories as follows:

Particulars	Number of options reserved under category A	Number of options reserved under category B	Total
Options reserved under original Plan	300,000	1,995,478	2,295,478
Options exercised prior to stock dividend date (A)	94,061	147,793	241,854
Balance of shares that can be allotted on exercise of options (B)	205,939	1,847,685	2,053,624
Options arising from stock dividend (C)	205,939	1,847,685	2,053,624
Options reserved after stock dividend (A+B+C)	505,939	3,843,163	4,349,102
The term of the DRL 2002 plan was extended for a period of 10 years effective as of January 29, 2012 by the shareholders at the Company’s Annual General Meeting held on July 20, 2012.

Stock option activity under the DRL 2002 Plan for the two categories of options during the years ended March 31, 2024 and 2023 is as follows:

Category A — Fair Market Value Options:
There was no stock activity under this category during the years ended March 31, 2024 and 2023, and there were no stock options outstanding under this category as of March 31, 2024 and 2023.

Category B — Par Value Options:
Stock options activity under this category during the years ended March 31, 2024 and 2023 was as set forth in the below table.

	For the Year Ended March 31, 2024
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	152,336	Rs.	5.00	Rs.	5.00	65
Expired/forfeited during the year	(9,590)		5.00		5.00	-
Exercised during the year	(42,537)		5.00		5.00	-
Outstanding at the end of the year	100,209	Rs.	5.00	Rs.	5.00	55
Exercisable at the end of the year	52,106	Rs.	5.00	Rs.	5.00	43

	For the Year Ended March 31, 2023
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	207,175	Rs.	5.00	Rs.	5.00	74
Expired/forfeited during the year	(14,476)		5.00		5.00	-
Exercised during the year	(40,363)		5.00		5.00	-
Outstanding at the end of the year	152,336	Rs.	5.00	Rs.	5.00	65
Exercisable at the end of the year	27,094	Rs.	5.00	Rs.	5.00	41

The weighted average share price on the date of allotment of options during the years ended March 31, 2024 and 2023 was Rs.5,233 and Rs.4,246 per share, respectively.

Dr. Reddy’s Employees ADR Stock Option Scheme, 2007 (the “DRL 2007 Plan”)

The Company instituted the DRL 2007 Plan for all eligible employees in pursuance of the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2005. The DRL 2007 Plan became effective upon its approval by the Board of Directors on January 22, 2007. The DRL 2007 Plan covers all employees and directors (excluding promoter directors) of DRL and its subsidiaries (collectively, “eligible employees”). The Committee administers the DRL 2007 Plan and grants stock options to eligible employees. The Committee determines which eligible employees will receive the options, the number of options to be granted, the exercise price, the vesting period and the exercise period. The vesting period is determined for all options issued on the date of grant. The options issued under the DRL 2007 Plan vest in periods ranging between one
and four years and generally have a maximum contractual term of five years from vesting date
.

The DRL 2007 Plan provides for option grants in two categories:

Category A
: 382,695 stock options out of the total of 1,530,779 stock options reserved for grant having an exercise price equal to the fair market value of the underlying equity shares on the date of grant; and

Category B
: 1,148,084 stock options out of the total of 1,530,779 stock options reserved for grant having an exercise price equal to the par value of the underlying equity shares (i.e., Rs.5 per option).
Stock options activity under the DRL 2007 Plan for the above two categories of options during the years ended March 31, 2024 and 2023 was as follows:

	For the Year Ended March 31, 2024
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price	Weighted average remaining useful life (months)
Outstanding at the beginning of the year	356,181	Rs.1,982.00 to Rs.5,301.00	3,108.24	54
Granted during the year	81,009	4,907.00 to 5,856.00	4,933.11	96
Expired/forfeited during the year	(9,596)	3,679.00 to 5,301.00	4,281.78	-
Exercised during the year	(211,510)	1,982.00 to 3,679.00	2,611.73	-
Outstanding at the end of the year	216,084	Rs.2,607.00 to Rs.5,856.00	4,226.26	72
Exercisable at the end of the year	24,723	Rs.2,607.00 to Rs.5,301.00	3,545.36	37

	For the Year Ended March 31, 2023
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	266,214	Rs.1,982.00 to Rs.5,301.00	Rs.	2,823.04	56
Granted during the year	94,302	3,905.80		3,905.80	96
Exercised during the year	(4,335)	2,607.00 to 3,679.00		2,948.77	-
Outstanding at the end of the year	356,181	Rs.1,982.00 to Rs.5,301.00		3,108.24	54
Exercisable at the end of the year	198,181	Rs.1,982.00 to Rs.5,301.00	Rs.	2,574.27	36

The weighted average grant date fair value of options granted during the years ended March 31, 2024 and 2023 was Rs.1,811 and Rs.1,497 per option, respectively. The weighted average share prices on the date of allotment of options during the years ended March 31, 2024 and 2023 was Rs.5,670 and Rs.4,302 per share, respectively.

	For the Year Ended March 31, 2024
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	100,896	Rs.	5.00	Rs.	5.00	68
Expired/forfeited during the year	(4,038)		5.00		5.00	-
Exercised during the year	(36,343)		5.00		5.00	-
Outstanding at the end of the year	60,515		5.00		5.00	61
Exercisable at the end of the year	14,193		5.00		5.00	36
	For the Year Ended March 31, 2023
Category B — Par Value Options	Shares arising out of options		Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	147,015		Rs.	5.00	Rs.	5.00	68
Granted during the year	51,270			5.00		5.00	95
Expired/forfeited during the year	(40,060	)*		5.00		5.00	-
Exercised during the year	(57,329)			5.00		5.00	-
Outstanding at the end of the year	100,896		Rs.	5.00	Rs.	5.00	68
Exercisable at the end of the year	12,467		Rs.	5.00	Rs.	5.00	39

*	Pursuant to approval by the Nomination, Governance and Compensation Committee, 37,268 granted options were cancelled on October 27, 2022.

The weighted average grant date fair value of options granted during the years ended March 31, 2024 and 2023 was Rs.0 and Rs.4,224, respectively. The weighted average share price on the date of allotment of options during the years ended March 31, 2024 and 2023 was Rs.5,505 and Rs.4,331 per share, respectively.

Dr. Reddy’s Employees Stock Option Scheme, 2018 (the “DRL 2018 Plan”)

The Company instituted the DRL 2018 Plan for all eligible employees pursuant to the special resolution approved by the shareholders at the Annual General Meeting held on July 27, 2018. The DRL 2018 Plan covers all employees and directors (excluding independent and promoter directors) of the parent company and its subsidiaries (collectively, “eligible employees”). Upon the exercise of options granted under the DRL 2018 Plan, the applicable equity shares may be issued directly by the Company to the eligible employee or may be transferred from the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) to the eligible employee. The ESOS Trust may acquire such equity shares through primary issuances by the Company and/or by way of secondary market acquisitions funded through loans from the Company. The Nomination, Governance and Compensation Committee of the Board of the parent company (the “Compensation Committee”) administers the DRL 2018 Plan and grants stock options to eligible employees, but may delegate functions and powers relating to the administration of the DRL 2018 Plan to the ESOS Trust. The Compensation Committee determines which eligible employees will receive the options, the number of options to be granted, the exercise price, the vesting period and the exercise period. The vesting period is determined for all options issued on the date of grant. The options issued under the DRL 2018 Plan vest in periods ranging between the end of one
and five years, and generally have a maximum contractual term of five years from vesting date
.

The DRL 2018 Plan provides for option grants having an exercise price equal to the fair market value of the underlying equity shares on the date of grant as follows:

Particulars	Number of securities to be acquired from secondary market	Number of securities to be issued by the Company	Total
Options reserved against equity shares	2,500,000	1,500,000	4,000,000
Options reserved against ADRs	-	1,000,000	1,000,000
Total	2,500,000	2,500,000	5,000,000

The outstanding shares purchased from secondary market as of March 31, 2024 and 2023, are 289,791 and 371,144 shares for an aggregate consideration of Rs.991 and Rs.1,269, respectively.
Stock option activity under the DRL 2018 Plan during the years ended March 31, 2024 and 2023 was as follows:

	For the Year Ended March 31, 2024
Fair Market Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	366,877		Rs. 2,607.00 to Rs. 5,301.00	Rs.	3,574.91	69
Granted during the year	161,908		4,907.00 to 5,514.00		4,934.54	96
Expired/forfeited during the year	(29,979)		2,607.00 to 5,301.00		3,953.20	-
Exercised during the year	(81,353)		2,607.00 to 5,301.00		3,118.47	-
Outstanding at the end of the year	417,453	Rs.	2,607.00 to 5,514.00	Rs.	4,164.02	70
Exercisable at the end of the year	77,222	Rs.	2,607.00 to 5,301.00	Rs.	3,168.59	36

	For the Year Ended March 31, 2023
Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	251,035	Rs.2,607.00 to Rs.5,301.00	Rs.	3,170.57	64
Granted during the year	189,289	3,905.80 to 4,338.00		3,931.91	95
Expired/forfeited during the year	(24,152)	2,607.00 to 5,310.00		3,510.83	-
Exercised during the year	(49,295)	2,607.00 to 3,679.00		2,918.78	-
Outstanding at the end of the year	366,877	Rs.2,607.00 to Rs.5,301.00	Rs.	3,574.91	69
Exercisable at the end of the year	104,920	Rs.2,607.00 to Rs.5,301.00	Rs.	3,002.16	43

The weighted average grant date fair value of options granted during the years ended March 31, 2024 and 2023 was Rs.1,808 and Rs.1,492 per option, respectively. The weighted average share price on the date of allotment of options during the years ended March 31, 2024 and 2023 was Rs.5,425 and Rs.4,388 per share, respectively.

Valuation of stock options:

The fair value of services received in return for stock options granted to employees is measured by reference to the fair value of stock options granted. The fair value of stock options granted under the DRL 2002 Plan, DRL 2007 Plan and the DRL 2018 Plan has been measured using the Black–Scholes-Merton model at the date of the grant.

The Black-Scholes-Merton model includes assumptions regarding dividend yields, expected volatility, expected terms and risk free interest rates. In respect of par value options granted, the expected term of an option (or “option life”) is estimated based on the vesting term and contractual term, as well as the expected exercise behavior of the employees receiving the option. In respect of fair market value options granted, the option life is estimated based on the simplified method. Expected volatility of the option is based on historical volatility, during a period equivalent to the option life, of the observed market prices of the Company’s publicly traded equity shares. Dividend yield of the options is based on recent dividend activity. Risk-free interest rates are based on the government securities yield in effect at the time of the grant. These assumptions reflect management’s best estimates, but these assumptions involve inherent market uncertainties based on market conditions generally outside of the Company’s control.

As a result, if other assumptions had been used in the current period, stock-based compensation expense could have been materially impacted. Further, if management uses different assumptions in future periods, stock based compensation expense could be materially impacted in future years.

The estimated fair value of stock options is recognized in the consolidated income statement on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.

The weighted average inputs used in computing the fair value of options granted were as follows:

	January 29, 2024
Expected volatility		25.15%
Exercise price	Rs.	5,856.00
Option life		4.5 Years
Risk-free interest rate		7.07%
Expected dividends		0.68%
Grant date share price	Rs.	5,843.70

	October 26, 2023		October 26, 2023
Expected volatility		26.12%		25.75%
Exercise price	Rs.	5,514.00	Rs.	5,514.00
Option life		5.0 Years		4.5 Years
Risk-free interest rate		7.39%		7.38%
Expected dividends		0.74%		0.74%
Grant date share price	Rs.	5,421.95	Rs.	5,421.95

	May 9, 2023		May 9, 2023
Expected volatility		27.15%		26.95%
Exercise price	Rs.	4,907.00	Rs.	4,907.00
Option life		5.5 Years		5.0 Years
Risk-free interest rate		7.02%		7.01%
Expected dividends		0.81%		0.81%
Grant date share price	Rs.	4,933.25	Rs.	4,933.25

	January 24, 2023		October 27, 2022		October 27, 2022
Expected volatility		27.73%		26.38%		28.13%
Exercise price	Rs.	4,338.00	Rs.	5.00	Rs.	4,443.00
Option life		5.0 Years		2.75 Years		5.0 Years
Risk-free interest rate		7.21%		7.09%		7.35%
Expected dividends		0.71%		0.67%		0.67%
Grant date share price	Rs.	4,253.00	Rs.	4,491.00	Rs.	4,491.00
	July 27, 2022		July 27, 2022
Expected volatility		28.41%		27.65%
Exercise price	Rs.	4,212.00	Rs.	5.00
Option life		5.0 Years		6.0 Years
Risk-free interest rate		7.13%		6.81%
Expected dividends		0.70%		0.70%
Grant date share price	Rs.	4,260.00	Rs.	4,260.00

	May 19, 2022		May 19, 2022		May 19, 2022
Expected volatility	28.27%		28.28%		28.32%
Exercise price	Rs.	3,906.00	Rs.	3,906.00	Rs.	3,906.00
Option life		5.5 Years		4.5 Years		5.0 Years
Risk-free interest rate		7.24%		7.13%		7.17%
Expected dividends		0.76%		0.76%		0.76%
Grant date share price	Rs.	3,929.00	Rs.	3,929.00	Rs.	3,929.00

Share-based payment expense

	For the Year Ended March 31,
	2024	2023	2022
Equity settled share-based payment expense (1)	Rs.407	Rs.397	Rs.592
Cash settled share-based payment expense (2)	414	247	148
	Rs.821	Rs.644	Rs.740

(1)

As of March 31, 2024 and 2023, there was Rs.469 and Rs.516, respectively, of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of
1.69
years and
1.87
years, respectively.

(2)

Certain of the Company’s employees are eligible to receive share based payment awards that are settled in cash. These awards vest only upon satisfaction of certain service conditions which range from
1
to
4
years. A category of these awards are also linked to the overall performance of the company. These awards entitle the employees to a cash payment on the vesting date. The amount of the cash payment is determined based on the share price of the Company at the time of vesting. As of March 31, 2024 and 2023, there was Rs.453 and Rs.222, respectively, of total unrecognized compensation cost related to unvested awards. This cost is expected to be recognized over
a
weighted-average period of
1.81
years and
1.99
years, respectively. This scheme does not involve dealing in or subscribing to or purchasing securities of the Company, directly or indirectly.